Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	3
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,668,378,947.84	45,722		54.3 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	4.421%		April 15, 2026
Class A-2a Notes	$326,000,000.00	4.47%		December 15, 2027
Class A-2b Notes	$250,000,000.00	4.74228%	*	December 15, 2027
Class A-3 Notes	$513,600,000.00	4.45%		October 15, 2029
Class A-4 Notes	$95,400,000.00	4.52%		February 15, 2031
Class B Notes	$47,370,000.00	4.89%		February 15, 2031
Class C Notes	$31,570,000.00	0.00%		September 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.41%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$6,195,587.06

Principal:
Principal Collections	$35,312,854.94
Prepayments in Full	$15,491,339.85
Liquidation Proceeds	$48,944.17
Recoveries	$0.00
Sub Total	$50,853,138.96
Collections	$57,048,726.02

Purchase Amounts:
Purchase Amounts Related to Principal	$94,055.64
Purchase Amounts Related to Interest	$723.89
Sub Total	$94,779.53

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$57,143,505.55

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	3
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$57,143,505.55
Servicing Fee	$1,301,402.46	$1,301,402.46	$0.00	$0.00	$55,842,103.09
Interest - Class A-1 Notes	$816,624.02	$816,624.02	$0.00	$0.00	$55,025,479.07
Interest - Class A-2a Notes	$1,214,350.00	$1,214,350.00	$0.00	$0.00	$53,811,129.07
Interest - Class A-2b Notes	$1,053,840.00	$1,053,840.00	$0.00	$0.00	$52,757,289.07
Interest - Class A-3 Notes	$1,904,600.00	$1,904,600.00	$0.00	$0.00	$50,852,689.07
Interest - Class A-4 Notes	$359,340.00	$359,340.00	$0.00	$0.00	$50,493,349.07
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$50,493,349.07
Interest - Class B Notes	$193,032.75	$193,032.75	$0.00	$0.00	$50,300,316.32
Second Priority Principal Payment	$9,239,217.42	$9,239,217.42	$0.00	$0.00	$41,061,098.90
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$41,061,098.90
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$41,061,098.90
Regular Principal Payment	$198,564,904.53	$41,061,098.90	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$57,143,505.55

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$9,239,217.42
Regular Principal Payment					$41,061,098.90
Total					$50,300,316.32

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$50,300,316.32	$159.68	$816,624.02	$2.59	$51,116,940.34	$162.27
Class A-2a Notes	$0.00	$0.00	$1,214,350.00	$3.73	$1,214,350.00	$3.73
Class A-2b Notes	$0.00	$0.00	$1,053,840.00	$4.22	$1,053,840.00	$4.22
Class A-3 Notes	$0.00	$0.00	$1,904,600.00	$3.71	$1,904,600.00	$3.71
Class A-4 Notes	$0.00	$0.00	$359,340.00	$3.77	$359,340.00	$3.77
Class B Notes	$0.00	$0.00	$193,032.75	$4.08	$193,032.75	$4.08
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$50,300,316.32	$31.86	$5,541,786.77	$3.51	$55,842,103.09	$35.37

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	3

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$207,804,121.95	0.6596956	$157,503,805.63	0.5000121
Class A-2a Notes	$326,000,000.00	1.0000000	$326,000,000.00	1.0000000
Class A-2b Notes	$250,000,000.00	1.0000000	$250,000,000.00	1.0000000
Class A-3 Notes	$513,600,000.00	1.0000000	$513,600,000.00	1.0000000
Class A-4 Notes	$95,400,000.00	1.0000000	$95,400,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,471,744,121.95	0.9321090	$1,421,443,805.63	0.9002519

Pool Information
Weighted Average APR	4.824%	4.836%
Weighted Average Remaining Term	52.85	52.12
Number of Receivables Outstanding	44,113	43,215
Pool Balance	$1,561,682,948.10	$1,510,607,970.03
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,478,832,867.43	$1,430,934,904.53
Pool Factor	0.9360481	0.9054346

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,370.73
Yield Supplement Overcollateralization Amount	$79,673,065.50
Targeted Overcollateralization Amount	$111,252,031.30
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$89,164,164.40

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,370.73
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,370.73
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,370.73

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	3
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		75	$127,783.47
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$127,783.47
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0982%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			0.0003%
Prior Collection Period			0.0094%
Current Collection Period			0.0998%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		186	$140,645.53
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$140,645.53
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0084%

Average Realized Loss for Receivables that have experienced a Realized Loss			$756.16
Average Net Loss for Receivables that have experienced a Realized Loss			$756.16

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.35%	138	$5,338,224.37
61-90 Days Delinquent	0.06%	21	$848,491.08
91-120 Days Delinquent	0.00%	1	$12,613.39
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.41%	160	$6,199,328.84

Repossession Inventory:
Repossessed in the Current Collection Period		10	$342,382.36
Total Repossessed Inventory		11	$392,495.32

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0044%
Prior Collection Period			0.0295%
Current Collection Period			0.0509%
Three Month Average			0.0283%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0570%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	3

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	71	$3,320,675.75
2 Months Extended	92	$4,275,615.11
3+ Months Extended	16	$683,333.76

Total Receivables Extended	179	$8,279,624.62

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer